Portfolio of Investments
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Convertible Bonds 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cable and Satellite 0.2%
DISH Network Corp.
Subordinated
08/15/2026	3.375%	594,000	571,012
Total Convertible Bonds (Cost $558,422)			571,012

Corporate Bonds & Notes 95.3%

Aerospace & Defense 2.3%
Bombardier, Inc.(a)
10/15/2022	6.000%	245,000	244,943
12/01/2024	7.500%	309,000	308,794
03/15/2025	7.500%	602,000	592,706
04/15/2027	7.875%	257,000	251,842
Moog, Inc.(a)
12/15/2027	4.250%	440,000	448,931
TransDigm, Inc.
05/15/2025	6.500%	1,682,000	1,718,633
11/15/2027	5.500%	164,000	169,614
TransDigm, Inc.(a)
12/15/2025	8.000%	688,000	749,315
03/15/2026	6.250%	1,893,000	2,006,824
01/15/2029	4.625%	1,168,000	1,151,400
Total			7,643,002
Airlines 2.2%
American Airlines, Inc.(a)
07/15/2025	11.750%	425,000	525,514
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	1,539,000	1,600,824
04/20/2029	5.750%	127,346	135,463
Delta Air Lines, Inc.(a)
05/01/2025	7.000%	556,000	640,194
Delta Air Lines, Inc.
01/15/2026	7.375%	144,000	169,631
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2025	4.500%	523,000	558,179
10/20/2028	4.750%	1,213,000	1,319,766
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	525,154	556,632
Mileage Plus Holdings LLC/Intellectual Property Assets Ltd.(a)
06/20/2027	6.500%	1,631,402	1,788,327
Total			7,294,530
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 3.7%
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	685,000	702,104
04/01/2027	6.500%	44,000	45,789
Clarios Global LP(a)
05/15/2025	6.750%	283,000	302,286
Ford Motor Co.
04/21/2023	8.500%	248,000	276,528
04/22/2025	9.000%	548,000	663,389
04/22/2030	9.625%	75,000	104,779
Ford Motor Credit Co. LLC
10/12/2021	3.813%	976,000	986,803
03/18/2024	5.584%	1,777,000	1,918,886
11/01/2024	4.063%	400,000	419,458
06/16/2025	5.125%	414,000	446,957
11/13/2025	3.375%	728,000	738,758
08/17/2027	4.125%	689,000	710,217
02/16/2028	2.900%	410,000	393,786
11/13/2030	4.000%	493,000	489,092
IAA Spinco, Inc.(a)
06/15/2027	5.500%	182,000	190,793
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	1,758,000	1,789,116
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2027	8.500%	761,000	819,220
Real Hero Merger Sub 2, Inc.(a)
02/01/2029	6.250%	264,000	272,242
Tenneco, Inc.(a)
01/15/2029	7.875%	679,000	761,867
Total			12,032,070
Brokerage/Asset Managers/Exchanges 0.9%
Advisor Group Holdings, Inc.(a)
08/01/2027	10.750%	246,000	275,296
AG Issuer LLC(a)
03/01/2028	6.250%	243,000	254,035
NFP Corp.(a)
05/15/2025	7.000%	208,000	223,042
08/15/2028	6.875%	1,947,000	2,019,925
Total			2,772,298
Building Materials 1.5%
American Builders & Contractors Supply Co., Inc.(a)
01/15/2028	4.000%	1,533,000	1,536,010
Beacon Roofing Supply, Inc.(a)
11/01/2025	4.875%	515,000	525,637
11/15/2026	4.500%	514,000	530,771
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Core & Main LP(a)
08/15/2025	6.125%	1,140,000	1,169,641
CP Atlas Buyer Inc.(a)
12/01/2028	7.000%	393,000	412,201
Interface, Inc.(a)
12/01/2028	5.500%	119,000	123,034
White Cap Buyer LLC(a)
10/15/2028	6.875%	611,000	649,537
Total			4,946,831
Cable and Satellite 6.5%
CCO Holdings LLC/Capital Corp.(a)
02/15/2026	5.750%	615,000	635,197
05/01/2026	5.500%	397,000	409,449
05/01/2027	5.875%	621,000	641,395
02/01/2028	5.000%	666,000	704,484
06/01/2029	5.375%	1,240,000	1,333,580
03/01/2030	4.750%	1,876,000	1,944,654
CSC Holdings LLC(a)
02/01/2028	5.375%	829,000	871,723
02/01/2029	6.500%	2,867,000	3,167,352
01/15/2030	5.750%	338,000	356,017
12/01/2030	4.625%	338,000	332,507
02/15/2031	3.375%	731,000	688,365
DISH DBS Corp.
07/01/2026	7.750%	3,765,000	4,156,670
Radiate Holdco LLC/Finance, Inc.(a)
09/15/2026	4.500%	526,000	530,889
09/15/2028	6.500%	754,000	796,120
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	1,100,000	1,100,867
Virgin Media Finance PLC(a)
07/15/2030	5.000%	801,000	803,814
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	789,000	825,784
Ziggo BV(a)
01/15/2027	5.500%	1,402,000	1,459,731
01/15/2030	4.875%	337,000	344,778
Total			21,103,376
Chemicals 2.8%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	509,000	496,326
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	642,000	671,083
Element Solutions, Inc.(a)
09/01/2028	3.875%	956,000	941,417
HB Fuller Co.
10/15/2028	4.250%	292,000	296,585
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Illuminate Buyer LLC/Holdings IV, Inc.(a)
07/01/2028	9.000%	94,000	105,569
INEOS Group Holdings SA(a)
08/01/2024	5.625%	481,000	487,086
Ingevity Corp.(a)
11/01/2028	3.875%	781,000	757,521
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	682,000	737,169
Iris Holdings, Inc.(a),(b)
02/15/2026	8.750%	353,000	358,388
PQ Corp.(a)
12/15/2025	5.750%	975,000	1,000,823
SPCM SA(a)
09/15/2025	4.875%	721,000	741,121
Starfruit Finco BV/US Holdco LLC(a)
10/01/2026	8.000%	1,585,000	1,686,399
WR Grace & Co.(a)
06/15/2027	4.875%	649,000	671,331
Total			8,950,818
Construction Machinery 0.9%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	1,253,000	1,217,217
Herc Holdings, Inc.(a)
07/15/2027	5.500%	782,000	831,842
NESCO Holdings II, Inc.(a),(c)
04/15/2029	5.500%	431,000	441,912
Ritchie Bros. Auctioneers, Inc.(a)
01/15/2025	5.375%	364,000	374,459
Total			2,865,430
Consumer Cyclical Services 2.2%
APX Group, Inc.
12/01/2022	7.875%	1,059,000	1,063,243
09/01/2023	7.625%	1,437,000	1,486,905
11/01/2024	8.500%	1,264,000	1,319,394
Arches Buyer, Inc.(a)
06/01/2028	4.250%	237,000	236,434
12/01/2028	6.125%	142,000	146,255
Frontdoor, Inc.(a)
08/15/2026	6.750%	317,000	337,000
Match Group, Inc.(a)
06/01/2028	4.625%	452,000	461,593
Staples, Inc.(a)
04/15/2026	7.500%	570,000	602,624
04/15/2027	10.750%	176,000	173,831

2	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uber Technologies, Inc.(a)
05/15/2025	7.500%	813,000	876,853
01/15/2028	6.250%	410,000	446,267
Total			7,150,399
Consumer Products 1.1%
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	451,000	483,388
Mattel, Inc.(a)
04/01/2026	3.375%	142,000	145,339
12/15/2027	5.875%	671,000	736,528
Mattel, Inc.
11/01/2041	5.450%	473,000	520,096
Newell Brands, Inc.
06/01/2025	4.875%	244,000	269,364
Prestige Brands, Inc.(a)
01/15/2028	5.125%	335,000	351,576
04/01/2031	3.750%	318,000	303,978
Spectrum Brands, Inc.
07/15/2025	5.750%	511,000	527,342
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	294,000	287,678
Total			3,625,289
Diversified Manufacturing 1.4%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	548,000	554,828
CFX Escrow Corp.(a)
02/15/2024	6.000%	216,000	222,862
02/15/2026	6.375%	259,000	276,044
MTS Systems Corp.(a)
08/15/2027	5.750%	111,000	121,931
Resideo Funding, Inc.(a)
11/01/2026	6.125%	727,000	767,086
TriMas Corp.(a)
10/15/2025	4.875%	147,000	150,658
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	257,000	269,106
Welbilt, Inc.
02/15/2024	9.500%	308,000	317,261
WESCO Distribution, Inc.
06/15/2024	5.375%	427,000	435,879
WESCO Distribution, Inc.(a)
06/15/2025	7.125%	740,000	809,121
06/15/2028	7.250%	572,000	638,618
Total			4,563,394
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 4.5%
Calpine Corp.(a)
06/01/2026	5.250%	396,000	407,880
02/15/2028	4.500%	812,000	819,014
Clearway Energy Operating LLC
09/15/2026	5.000%	866,000	894,465
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	909,000	945,813
02/15/2031	3.750%	1,770,000	1,701,442
FirstEnergy Corp.
11/15/2031	7.375%	225,000	300,872
07/15/2047	4.850%	338,000	380,882
NextEra Energy Operating Partners LP(a)
07/15/2024	4.250%	495,000	520,997
09/15/2027	4.500%	2,263,000	2,446,223
NRG Energy, Inc.
01/15/2027	6.625%	146,000	152,231
NRG Energy, Inc.(a)
02/15/2029	3.375%	415,000	405,581
06/15/2029	5.250%	728,000	780,208
02/15/2031	3.625%	1,367,000	1,333,238
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	259,000	262,875
PG&E Corp.
07/01/2028	5.000%	530,000	560,097
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	604,000	652,542
01/15/2030	4.750%	624,000	647,619
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	653,000	679,322
07/31/2027	5.000%	822,000	847,675
Total			14,738,976
Environmental 1.1%
GFL Environmental, Inc.(a)
06/01/2025	4.250%	463,000	476,531
08/01/2025	3.750%	633,000	642,417
12/15/2026	5.125%	405,000	426,235
05/01/2027	8.500%	440,000	484,982
08/01/2028	4.000%	453,000	438,907
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,072,000	1,096,540
Total			3,565,612
Finance Companies 2.1%
Global Aircraft Leasing Co., Ltd.(a),(b)
09/15/2024	6.500%	472,429	452,155

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Corp.
01/25/2022	7.250%	618,000	640,541
03/15/2028	4.875%	487,000	476,715
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	1,140,000	1,142,421
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2029	3.625%	687,000	664,307
03/01/2031	3.875%	1,144,000	1,103,629
SLM Corp.
10/29/2025	4.200%	303,000	318,086
Springleaf Finance Corp.
03/15/2023	5.625%	905,000	960,567
03/15/2024	6.125%	974,000	1,052,181
Total			6,810,602
Food and Beverage 4.4%
Aramark Services, Inc.(a)
05/01/2025	6.375%	238,000	252,289
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	1,718,000	1,774,222
Kraft Heinz Foods Co.
06/04/2042	5.000%	718,000	811,091
06/01/2046	4.375%	1,073,000	1,124,222
10/01/2049	4.875%	678,000	765,593
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	436,000	506,461
Lamb Weston Holdings, Inc.(a)
11/01/2024	4.625%	433,000	449,265
11/01/2026	4.875%	586,000	607,507
Performance Food Group, Inc.(a)
05/01/2025	6.875%	170,000	181,236
10/15/2027	5.500%	328,000	343,331
Pilgrim’s Pride Corp.(a)
03/15/2025	5.750%	602,000	614,882
09/30/2027	5.875%	603,000	646,145
Pilgrim’s Pride Corp.(a),(c)
04/15/2031	4.250%	1,471,000	1,466,103
Post Holdings, Inc.(a)
03/01/2027	5.750%	647,000	680,469
01/15/2028	5.625%	440,000	464,341
04/15/2030	4.625%	1,578,000	1,581,982
09/15/2031	4.500%	989,000	980,541
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	377,000	380,001
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	277,000	282,400
US Foods, Inc.(a)
02/15/2029	4.750%	320,000	320,943
Total			14,233,024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Gaming 4.2%
Boyd Gaming Corp.(a)
06/01/2025	8.625%	235,000	261,288
Boyd Gaming Corp.
08/15/2026	6.000%	418,000	434,880
12/01/2027	4.750%	675,000	687,285
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	794,000	797,407
CCM Merger, Inc.(a)
05/01/2026	6.375%	505,000	533,599
Colt Merger Sub, Inc.(a)
07/01/2025	5.750%	237,000	250,073
07/01/2025	6.250%	989,000	1,054,636
07/01/2027	8.125%	836,000	919,927
International Game Technology PLC(a)
02/15/2025	6.500%	1,139,000	1,250,271
04/15/2026	4.125%	339,000	347,288
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	480,000	515,845
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.(a)
06/15/2025	4.625%	400,000	421,540
Playtika Holding Corp.(a)
03/15/2029	4.250%	672,000	662,070
Scientific Games International, Inc.(a)
10/15/2025	5.000%	1,287,000	1,332,564
03/15/2026	8.250%	1,138,000	1,223,675
05/15/2028	7.000%	369,000	394,559
11/15/2029	7.250%	669,000	724,336
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	561,000	574,309
02/15/2027	3.750%	305,000	304,728
Wynn Las Vegas LLC/Capital Corp.(a)
03/01/2025	5.500%	874,000	922,907
Wynn Resorts Finance LLC/Capital Corp.(a)
04/15/2025	7.750%	159,000	172,360
Total			13,785,547
Health Care 4.8%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	138,000	145,543
04/15/2029	5.000%	184,000	190,853
Avantor Funding, Inc.(a)
07/15/2028	4.625%	764,000	798,973
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	615,000	626,689

4	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	249,000	258,008
03/15/2029	3.750%	249,000	250,113
03/15/2031	4.000%	199,000	202,633
CHS/Community Health Systems, Inc.(a)
02/15/2025	6.625%	897,000	949,738
03/15/2026	8.000%	375,000	405,199
03/15/2027	5.625%	197,000	206,345
04/15/2029	6.875%	629,000	656,592
HCA, Inc.
09/01/2028	5.625%	530,000	609,325
02/01/2029	5.875%	527,000	613,705
09/01/2030	3.500%	1,360,000	1,370,579
Ortho-Clinical Diagnostics, Inc./SA(a)
06/01/2025	7.375%	98,000	105,375
02/01/2028	7.250%	130,000	142,667
RP Escrow Issuer LLC(a)
12/15/2025	5.250%	775,000	802,005
Select Medical Corp.(a)
08/15/2026	6.250%	1,017,000	1,081,084
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	86,000	87,901
04/15/2027	10.000%	376,000	415,316
Syneos Health, Inc.(a)
01/15/2029	3.625%	244,000	237,307
Teleflex, Inc.
11/15/2027	4.625%	693,000	736,777
Teleflex, Inc.(a)
06/01/2028	4.250%	223,000	230,856
Tenet Healthcare Corp.(a)
04/01/2025	7.500%	669,000	721,944
11/01/2027	5.125%	1,778,000	1,859,708
10/01/2028	6.125%	1,423,000	1,482,523
US Acute Care Solutions LLC(a)
03/01/2026	6.375%	375,000	388,944
Total			15,576,702
Healthcare Insurance 0.8%
Centene Corp.
02/15/2030	3.375%	639,000	645,208
10/15/2030	3.000%	1,543,000	1,539,571
03/01/2031	2.500%	410,000	391,279
Total			2,576,058
Home Construction 1.1%
Meritage Homes Corp.
04/01/2022	7.000%	928,000	974,891
Meritage Homes Corp.(a),(c)
04/15/2029	3.875%	349,000	349,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Shea Homes LP/Funding Corp.(a)
02/15/2028	4.750%	385,000	391,810
04/01/2029	4.750%	102,000	103,126
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	513,000	546,175
03/01/2024	5.625%	848,000	913,338
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	343,000	379,015
Total			3,657,355
Independent Energy 7.3%
Apache Corp.
11/15/2025	4.625%	387,000	398,806
11/15/2027	4.875%	514,000	526,564
10/15/2028	4.375%	225,000	223,852
01/15/2030	4.250%	341,000	332,851
09/01/2040	5.100%	252,000	247,209
02/01/2042	5.250%	171,000	170,162
04/15/2043	4.750%	571,000	529,636
01/15/2044	4.250%	123,000	110,672
Callon Petroleum Co.
10/01/2024	6.125%	378,000	321,300
07/01/2026	6.375%	2,277,000	1,799,345
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	313,000	278,341
CNX Resources Corp.(a)
03/14/2027	7.250%	771,000	827,895
01/15/2029	6.000%	189,000	196,343
Comstock Resources, Inc.
08/15/2026	9.750%	162,000	176,232
08/15/2026	9.750%	143,000	155,141
Comstock Resources, Inc.(a)
03/01/2029	6.750%	336,000	350,057
Continental Resources, Inc.(a)
01/15/2031	5.750%	287,000	323,151
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	1,207,000	1,232,743
Double Eagle III Midco 1 LLC/Finance Corp.(a)
12/15/2025	7.750%	951,000	1,012,990
Encana Corp.
08/15/2034	6.500%	29,000	34,979
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2028	5.750%	457,000	482,606
EQT Corp.
01/15/2029	5.000%	404,000	432,191
EQT Corp.(d)
02/01/2030	8.750%	566,000	721,711

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	133,000	136,874
02/01/2029	5.750%	415,000	418,395
02/01/2031	6.000%	441,000	447,334
Indigo Natural Resources LLC(a)
02/01/2029	5.375%	334,000	329,006
Matador Resources Co.
09/15/2026	5.875%	1,971,000	1,920,246
MEG Energy Corp.(a)
02/01/2029	5.875%	253,000	253,562
Newfield Exploration Co.
07/01/2024	5.625%	53,000	58,221
01/01/2026	5.375%	449,000	494,747
Occidental Petroleum Corp.
08/15/2024	2.900%	1,320,000	1,303,652
04/15/2026	3.400%	1,134,000	1,103,390
08/15/2026	3.200%	270,000	258,661
08/15/2029	3.500%	594,000	556,213
09/01/2030	6.625%	1,099,000	1,235,509
01/01/2031	6.125%	263,000	289,972
09/15/2036	6.450%	346,000	381,204
04/15/2046	4.400%	1,736,000	1,485,671
Ovintiv, Inc.
11/01/2031	7.200%	65,000	81,079
SM Energy Co.
06/01/2025	5.625%	329,000	304,425
09/15/2026	6.750%	1,106,000	1,021,131
01/15/2027	6.625%	851,000	782,262
Total			23,746,331
Leisure 3.3%
Carnival Corp.(a)
03/01/2026	7.625%	745,000	800,885
03/01/2027	5.750%	1,062,000	1,090,243
08/01/2027	9.875%	568,000	663,600
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
06/01/2024	5.375%	348,000	351,075
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Operations LLC(a)
05/01/2025	5.500%	464,000	488,527
10/01/2028	6.500%	265,000	283,863
Cinemark USA, Inc.
06/01/2023	4.875%	1,633,000	1,623,552
Cinemark USA, Inc.(a)
05/01/2025	8.750%	662,000	725,057
03/15/2026	5.875%	807,000	826,807
NCL Corp Ltd.(a)
03/15/2026	5.875%	848,000	856,373
Royal Caribbean Cruises Ltd.
11/15/2022	5.250%	230,000	237,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.(a)
06/15/2023	9.125%	651,000	716,971
04/01/2028	5.500%	647,000	650,315
Silversea Cruise Finance Ltd.(a)
02/01/2025	7.250%	620,000	641,550
Six Flags Entertainment Corp.(a)
07/31/2024	4.875%	433,000	437,771
Viking Cruises Ltd.(a)
02/15/2029	7.000%	171,000	176,145
Viking Ocean Cruises Ship VII Ltd.(a)
02/15/2029	5.625%	147,000	148,646
VOC Escrow Ltd.(a)
02/15/2028	5.000%	180,000	178,132
Total			10,896,706
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(a)
05/01/2025	5.375%	310,000	326,722
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	62,000	62,585
Total			389,307
Media and Entertainment 3.7%
Clear Channel International BV(a)
08/01/2025	6.625%	625,000	653,189
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	582,000	576,781
Clear Channel Worldwide Holdings, Inc.
02/15/2024	9.250%	375,000	390,983
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	1,039,000	1,044,195
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	482,000	347,093
08/15/2027	6.625%	298,000	158,850
iHeartCommunications, Inc.
05/01/2026	6.375%	484,136	513,884
05/01/2027	8.375%	1,323,672	1,419,748
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	261,000	268,646
01/15/2028	4.750%	591,000	596,483
Lamar Media Corp.
02/15/2028	3.750%	337,000	336,333
Netflix, Inc.
11/15/2028	5.875%	1,405,000	1,700,012
05/15/2029	6.375%	124,000	154,350
Netflix, Inc.(a)
11/15/2029	5.375%	567,000	670,154
06/15/2030	4.875%	756,000	869,937

6	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nexstar Broadcasting, Inc.(a)
11/01/2028	4.750%	303,000	306,276
Nielsen Finance LLC/Co.(a)
10/01/2028	5.625%	422,000	443,896
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	239,000	242,314
01/15/2029	4.250%	278,000	267,723
03/15/2030	4.625%	877,000	845,000
Scripps Escrow II, Inc.(a)
01/15/2029	3.875%	120,000	117,923
Total			11,923,770
Metals and Mining 3.7%
Alcoa Nederland Holding BV(a)
09/30/2024	6.750%	482,000	498,320
09/30/2026	7.000%	366,000	386,211
03/31/2029	4.125%	325,000	327,963
Commercial Metals Co.
02/15/2031	3.875%	95,000	93,227
Constellium NV(a)
02/15/2026	5.875%	2,038,000	2,100,286
Constellium SE(a)
06/15/2028	5.625%	303,000	319,583
04/15/2029	3.750%	661,000	631,397
Freeport-McMoRan, Inc.
09/01/2029	5.250%	861,000	943,825
03/15/2043	5.450%	1,286,000	1,544,989
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	465,000	483,230
04/01/2029	6.125%	1,562,000	1,664,338
Novelis Corp.(a)
09/30/2026	5.875%	2,013,000	2,106,388
01/30/2030	4.750%	1,043,000	1,074,729
Total			12,174,486
Midstream 5.7%
Cheniere Energy Partners LP
10/01/2026	5.625%	599,000	626,715
Cheniere Energy Partners LP(a)
03/01/2031	4.000%	387,000	394,478
Cheniere Energy, Inc.(a)
10/15/2028	4.625%	734,000	764,953
DCP Midstream Operating LP
04/01/2044	5.600%	1,189,000	1,189,046
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	885,000	884,448
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EQM Midstream Partners LP(a)
07/01/2025	6.000%	1,145,000	1,230,752
07/01/2027	6.500%	503,000	546,729
01/15/2029	4.500%	491,000	478,670
01/15/2031	4.750%	624,000	605,511
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	96,000	94,199
02/01/2028	7.750%	414,000	413,976
Holly Energy Partners LP/Finance Corp.(a)
02/01/2028	5.000%	861,000	871,114
NuStar Logistics LP
10/01/2025	5.750%	359,000	384,471
06/01/2026	6.000%	522,000	563,297
04/28/2027	5.625%	124,000	129,788
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	467,000	467,651
Rockpoint Gas Storage Canada Ltd.(a)
03/31/2023	7.000%	916,000	926,457
Sunoco LP/Finance Corp.
02/15/2026	5.500%	1,052,000	1,083,914
Sunoco LP/Finance Corp.(a)
05/15/2029	4.500%	201,000	200,281
Superior Plus LP/General Partner, Inc.(a)
03/15/2029	4.500%	394,000	397,878
Tallgrass Energy Partners LP/Finance Corp.(a)
03/01/2027	6.000%	179,000	180,230
Targa Resources Partners LP/Finance Corp.
01/15/2028	5.000%	761,000	791,932
03/01/2030	5.500%	1,490,000	1,564,249
Targa Resources Partners LP/Finance Corp.(a)
02/01/2031	4.875%	534,000	541,041
01/15/2032	4.000%	444,000	418,944
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	1,096,000	1,100,250
Western Gas Partners LP
07/01/2026	4.650%	687,000	724,304
08/15/2028	4.750%	115,000	120,151
Western Midstream Operating LP
02/01/2025	4.350%	910,000	941,233
03/01/2028	4.500%	78,000	80,911
Total			18,717,573
Oil Field Services 1.0%
Apergy Corp.
05/01/2026	6.375%	545,000	570,736
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	627,000	638,616
Nabors Industries Ltd.(a)
01/15/2028	7.500%	385,000	316,241

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Transocean Sentry Ltd.(a)
05/15/2023	5.375%	1,886,738	1,766,391
Total			3,291,984
Other Industry 0.4%
Booz Allen Hamilton, Inc.(a)
09/01/2028	3.875%	347,000	349,123
Dycom Industries, Inc.(a),(c)
04/15/2029	4.500%	474,000	475,124
Hillenbrand, Inc.
06/15/2025	5.750%	149,000	159,266
03/01/2031	3.750%	396,000	387,879
Total			1,371,392
Other REIT 0.9%
Hospitality Properties Trust
03/15/2024	4.650%	326,000	326,114
Ladder Capital Finance Holdings LLLP/Corp.(a)
03/15/2022	5.250%	459,000	462,333
10/01/2025	5.250%	1,240,000	1,247,958
02/01/2027	4.250%	60,000	59,165
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	632,000	670,717
Service Properties Trust
10/01/2024	4.350%	152,000	151,258
Total			2,917,545
Packaging 2.3%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,314,000	1,314,245
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
04/30/2025	5.250%	368,000	386,771
08/15/2026	4.125%	641,000	658,073
08/15/2027	5.250%	634,000	646,630
08/15/2027	5.250%	258,000	263,411
BWAY Holding Co.(a)
04/15/2024	5.500%	1,038,000	1,051,982
CANPACK SA/Eastern PA Land Investment Holding LLC(a)
11/01/2025	3.125%	349,000	354,623
Flex Acquisition Co., Inc.(a)
07/15/2026	7.875%	575,000	602,461
Novolex(a)
01/15/2025	6.875%	396,000	402,000
Owens-Brockway Glass Container, Inc.(a)
08/15/2023	5.875%	415,000	443,851
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	623,000	654,792
08/15/2027	8.500%	530,000	575,026
Total			7,353,865
Pharmaceuticals 3.0%
Bausch Health Companies, Inc.(a)
03/15/2024	7.000%	73,000	74,735
04/15/2025	6.125%	1,788,000	1,832,839
11/01/2025	5.500%	730,000	750,397
12/15/2025	9.000%	196,000	212,955
04/01/2026	9.250%	1,148,000	1,270,546
01/31/2027	8.500%	1,094,000	1,211,698
02/15/2029	5.000%	248,000	246,506
02/15/2029	6.250%	802,000	851,363
02/15/2031	5.250%	365,000	363,502
Catalent Pharma Solutions, Inc.(a)
07/15/2027	5.000%	178,000	186,541
Endo Dac/Finance LLC/Finco, Inc.(a)
07/31/2027	9.500%	202,000	219,445
06/30/2028	6.000%	302,000	247,993
Endo Luxembourg Finance Co I Sarl/US, Inc.(a)
04/01/2029	6.125%	593,000	601,631
Jaguar Holding Co. II/PPD Development LP(a)
06/15/2025	4.625%	306,000	318,635
06/15/2028	5.000%	282,000	293,535
Par Pharmaceutical, Inc.(a)
04/01/2027	7.500%	1,047,000	1,112,827
Total			9,795,148
Property & Casualty 1.4%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	533,000	537,031
10/15/2027	6.750%	1,234,000	1,314,339
AssuredPartners, Inc.(a)
01/15/2029	5.625%	576,000	586,132
HUB International Ltd.(a)
05/01/2026	7.000%	1,169,000	1,213,792
MGIC Investment Corp.
08/15/2028	5.250%	101,000	105,161
Radian Group, Inc.
03/15/2025	6.625%	40,000	44,866
03/15/2027	4.875%	235,000	247,416
USI, Inc.(a)
05/01/2025	6.875%	347,000	352,815
Total			4,401,552
Restaurants 0.9%
1011778 BC ULC/New Red Finance, Inc.(a)
04/15/2025	5.750%	551,000	585,396

8	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(a)
06/15/2025	7.000%	536,000	577,827
02/15/2026	6.750%	1,693,000	1,751,692
Yum! Brands, Inc.(a)
04/01/2025	7.750%	106,000	115,957
Total			3,030,872
Retailers 0.9%
Burlington Coat Factory Warehouse Corp.(a)
04/15/2025	6.250%	114,000	121,238
L Brands, Inc.(a)
07/01/2025	6.875%	376,000	417,530
07/01/2025	9.375%	152,000	189,691
10/01/2030	6.625%	218,000	248,832
L Brands, Inc.
02/01/2028	5.250%	358,000	384,090
06/15/2029	7.500%	208,000	236,399
11/01/2035	6.875%	536,000	636,551
Macy’s Retail Holdings LLC(a)
04/01/2029	5.875%	246,000	252,601
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	293,000	299,661
02/15/2029	7.750%	171,000	184,864
Total			2,971,457
Supermarkets 0.7%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	7.500%	420,000	463,812
02/15/2028	5.875%	473,000	504,284
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	495,000	493,120
01/15/2027	4.625%	708,000	733,514
SEG Holding LLC/Finance Corp.(a)
10/15/2028	5.625%	169,000	177,209
Total			2,371,939
Technology 5.9%
Ascend Learning LLC(a)
08/01/2025	6.875%	641,000	657,223
08/01/2025	6.875%	604,000	620,552
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%	184,000	195,897
Black Knight InfoServ LLC(a)
09/01/2028	3.625%	875,000	859,311
Boxer Parent Co., Inc.(a)
10/02/2025	7.125%	212,000	227,886
03/01/2026	9.125%	129,000	137,305
BY Crown Parent LLC/Bond Finance, Inc.(a)
01/31/2026	4.250%	194,000	201,475
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Camelot Finance SA(a)
11/01/2026	4.500%	501,000	518,110
CDK Global, Inc.
06/01/2027	4.875%	497,000	520,324
CommScope Technologies LLC(a)
06/15/2025	6.000%	781,000	796,814
Gartner, Inc.(a)
07/01/2028	4.500%	637,000	656,731
Logan Merger Sub, Inc.(a)
09/01/2027	5.500%	1,054,000	1,103,321
Microchip Technology, Inc.(a)
09/01/2025	4.250%	607,000	634,315
NCR Corp.(a)
04/15/2025	8.125%	453,000	495,928
10/01/2028	5.000%	1,059,000	1,069,772
NCR Corp.(a),(c)
04/15/2029	5.125%	1,005,000	1,014,504
Plantronics, Inc.(a)
05/31/2023	5.500%	2,290,000	2,302,904
03/01/2029	4.750%	1,284,000	1,261,011
PTC, Inc.(a)
02/15/2025	3.625%	178,000	182,470
02/15/2028	4.000%	256,000	264,627
QualityTech LP/QTS Finance Corp.(a)
10/01/2028	3.875%	989,000	984,279
Sabre GLBL, Inc.(a)
04/15/2025	9.250%	163,000	194,701
09/01/2025	7.375%	251,000	273,891
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	583,000	606,473
Solera LLC/Finance, Inc.(a)
03/01/2024	10.500%	465,000	479,863
Switch Ltd.(a)
09/15/2028	3.750%	206,000	202,719
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	344,000	364,030
06/01/2025	6.750%	603,000	616,082
Verscend Escrow Corp.(a)
08/15/2026	9.750%	1,020,000	1,093,481
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	788,000	772,100
Total			19,308,099
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
03/15/2025	5.250%	329,000	333,948

Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 3.5%
Altice France Holding SA(a)
05/15/2027	10.500%	954,000	1,074,032
02/15/2028	6.000%	522,000	514,849
Altice France SA(a)
02/01/2027	8.125%	775,000	849,249
SBA Communications Corp.
09/01/2024	4.875%	2,468,000	2,536,193
Sprint Capital Corp.
11/15/2028	6.875%	1,509,000	1,901,915
T-Mobile USA, Inc.
02/01/2026	4.500%	746,000	764,544
02/15/2026	2.250%	218,000	218,179
02/01/2028	4.750%	1,149,000	1,225,339
02/15/2029	2.625%	893,000	866,770
02/15/2031	2.875%	496,000	479,469
04/15/2031	3.500%	159,000	159,864
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	790,000	767,567
Total			11,357,970
Wirelines 2.0%
CenturyLink, Inc.
04/01/2024	7.500%	1,020,000	1,142,893
04/01/2025	5.625%	1,358,000	1,464,715
CenturyLink, Inc.(a)
12/15/2026	5.125%	721,000	759,168
02/15/2027	4.000%	385,000	393,156
Front Range BidCo, Inc.(a)
03/01/2027	4.000%	1,034,000	1,016,868
03/01/2028	6.125%	962,000	988,446
Northwest Fiber LLC/Finance Sub, Inc.(a)
02/15/2028	6.000%	300,000	299,600
Telecom Italia Capital SA
09/30/2034	6.000%	336,000	380,984
Total			6,445,830
Total Corporate Bonds & Notes (Cost $298,158,336)			310,691,087

Foreign Government Obligations(e) 0.2%

Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	754,000	791,089
Total Foreign Government Obligations (Cost $771,240)			791,089

Senior Loans 2.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.4%
8th Avenue Food & Provisions, Inc.(f),(g)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 10/01/2025	3.611%	699,904	698,602
2nd Lien Term Loan
1-month USD LIBOR + 7.750% 10/01/2026	7.861%	752,935	744,148
Total			1,442,750
Food and Beverage 0.2%
BellRing Brands LLC(f),(g)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/21/2024	4.750%	544,985	547,481
Froneri International Ltd.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	5.859%	138,000	139,640
Total			687,121
Health Care 0.3%
Surgery Center Holdings, Inc.(f),(g)
Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 09/03/2024	4.250%	1,074,161	1,062,581
Restaurants 0.3%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(f),(g)
Tranche B Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	2.953%	1,041,525	1,032,172
Technology 0.8%
Applied Systems, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 09/19/2024	3.524%	382,271	380,551
Ascend Learning LLC(f),(g)
Term Loan
1-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	328,847	327,120
DCert Buyer, Inc.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.000% 02/19/2029	7.109%	478,000	480,094

10	Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – High Yield Bond Fund, March 31, 2021 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Epicore Software Corp.(f),(g)
2nd Lien Term Loan
1-month USD LIBOR + 7.750% Floor 1.000% 07/31/2028	8.750%	228,000	235,125
Project Alpha Intermediate Holding, Inc.(f),(g)
Term Loan
1-month USD LIBOR + 4.000% 04/26/2024	4.110%	579,265	577,093
UKG, Inc.(f),(g)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	3.859%	431,430	430,697
Total			2,430,680
Total Senior Loans (Cost $6,639,496)			6,655,304
Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(h),(i)	7,095,807	7,095,098
Total Money Market Funds (Cost $7,095,098)		7,095,098
Total Investments in Securities (Cost: $313,222,592)		325,803,590
Other Assets & Liabilities, Net		401,278
Net Assets		326,204,868

Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2021, the total value of these securities amounted to $220,581,708, which represents 67.62% of total net assets.
(b)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(c)	Represents a security purchased on a when-issued basis.
(d)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2021.
(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)	The stated interest rate represents the weighted average interest rate at March 31, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(g)	Variable rate security. The interest rate shown was the current rate as of March 31, 2021.
(h)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	5,498,191	25,731,332	(24,134,425)	—	7,095,098	—	1,238	7,095,807
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – High Yield Bond Fund | Quarterly Report 2021	11

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7010_03_L01_(03/21)